Tax - Tax charged/(credited) to other comprehensive income and equity (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Deferred tax:
Tax charged/(credited) to other comprehensive income and equity	£ 495	£ 318	£ 155
Continuing operations
Current tax:
Share-based payments	(3)	(4)	(1)
Available-for-sale investments	(11)	6	5
Deferred tax:
Available-for-sale investments	(18)	8	12
Cash flow hedges	(4)	20	22
Share-based payments	1	1	0
Remeasurements of gains of pension assets and post-retirement benefit obligations1	530	277	95
Tax charged/(credited) to other comprehensive income and equity	495	308	133
Total tax recognised in the statements of comprehensive income	497	311	134
Total tax relating to share based payments recognised directly in equity	(2)	(3)	(1)
Discontinued operations
Deferred tax:
Total tax recognised in the statements of comprehensive income	0	10	23
Total tax relating to share based payments recognised directly in equity	0	£ 0	£ (1)
Internal Revenue Service (IRS)
Deferred tax:
Remeasurements of gains of pension assets and post-retirement benefit obligations1	£ 281